Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000118600 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Investor C Shares
Trading Symbol	BCREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$93	1.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.75%	[1]
Net Assets	$ 443,468,353
Holdings Count | Holding	47
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$443,468,353
Number of Portfolio Holdings	47
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	29.7%
Health Care REITs	19.9%
Retail REITs	14.1%
Residential REITs	11.2%
Industrial REITs	11.2%
Diversified REITs	3.5%
Hotel & Resort REITs	2.9%
Office REITs	2.1%
IT Services	1.2%
Diversified Telecommunication Services	0.9%
Other#	1.1%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.4%
Welltower, Inc.	8.6%
Equinix, Inc.	6.2%
American Tower Corp.	6.0%
Digital Realty Trust, Inc.	5.6%
Public Storage	4.5%
Equity Residential	3.5%
WP Carey, Inc.	3.5%
Janus Living, Inc., Class A	3.2%
American Healthcare REIT, Inc.	3.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.4%
Welltower, Inc.	8.6%
Equinix, Inc.	6.2%
American Tower Corp.	6.0%
Digital Realty Trust, Inc.	5.6%
Public Storage	4.5%
Equity Residential	3.5%
WP Carey, Inc.	3.5%
Janus Living, Inc., Class A	3.2%
American Healthcare REIT, Inc.	3.1%
(b)Excludes short-term securities.
C000118599 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Investor A Shares
Trading Symbol	BAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$53	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[2]
Net Assets	$ 443,468,353
Holdings Count | Holding	47
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$443,468,353
Number of Portfolio Holdings	47
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	29.7%
Health Care REITs	19.9%
Retail REITs	14.1%
Residential REITs	11.2%
Industrial REITs	11.2%
Diversified REITs	3.5%
Hotel & Resort REITs	2.9%
Office REITs	2.1%
IT Services	1.2%
Diversified Telecommunication Services	0.9%
Other#	1.1%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.4%
Welltower, Inc.	8.6%
Equinix, Inc.	6.2%
American Tower Corp.	6.0%
Digital Realty Trust, Inc.	5.6%
Public Storage	4.5%
Equity Residential	3.5%
WP Carey, Inc.	3.5%
Janus Living, Inc., Class A	3.2%
American Healthcare REIT, Inc.	3.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.4%
Welltower, Inc.	8.6%
Equinix, Inc.	6.2%
American Tower Corp.	6.0%
Digital Realty Trust, Inc.	5.6%
Public Storage	4.5%
Equity Residential	3.5%
WP Carey, Inc.	3.5%
Janus Living, Inc., Class A	3.2%
American Healthcare REIT, Inc.	3.1%
(b)Excludes short-term securities.
C000118601 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Real Estate Securities Fund
Class Name	Institutional Shares
Trading Symbol	BIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Real Estate Securities Fund (the “Fund”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[3]
Net Assets	$ 443,468,353
Holdings Count | Holding	47
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$443,468,353
Number of Portfolio Holdings	47
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2026)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	29.7%
Health Care REITs	19.9%
Retail REITs	14.1%
Residential REITs	11.2%
Industrial REITs	11.2%
Diversified REITs	3.5%
Hotel & Resort REITs	2.9%
Office REITs	2.1%
IT Services	1.2%
Diversified Telecommunication Services	0.9%
Other#	1.1%
Short-Term Securities	2.7%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.4%
Welltower, Inc.	8.6%
Equinix, Inc.	6.2%
American Tower Corp.	6.0%
Digital Realty Trust, Inc.	5.6%
Public Storage	4.5%
Equity Residential	3.5%
WP Carey, Inc.	3.5%
Janus Living, Inc., Class A	3.2%
American Healthcare REIT, Inc.	3.1%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
#	Ten largest industries are presented. Additional industries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Prologis, Inc.	9.4%
Welltower, Inc.	8.6%
Equinix, Inc.	6.2%
American Tower Corp.	6.0%
Digital Realty Trust, Inc.	5.6%
Public Storage	4.5%
Equity Residential	3.5%
WP Carey, Inc.	3.5%
Janus Living, Inc., Class A	3.2%
American Healthcare REIT, Inc.	3.1%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.